Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of difference between tax expenses for the years and the expected income taxes based on the statutory rate [Table Text Block]
	For the year ended
	March 31, 2023	March 31, 2022	March 31, 2021
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$(4,061,841)	$(4,052,678)	$(2,115,924)
Items not deductible for tax purposes	1,276,004	1,671,157	706,127
Difference in tax rate in other jurisdictions	(51,259)	(216,059)	(107,357)
Unrecognized deductible temporary differences and loss carryforwards	2,837,096	2,597,580	1,517,154
Deferred income tax expense (recovery)	$-	$-	$-

Disclosure of effect of the temporary differences giving rise to the deferred income tax assets [Table Text Block]
	As at
Deferred income tax assets	March 31, 2023	March 31, 2022
Non-capital loss carry-forwards	$10,504,646	$8,625,123
Investment in subsidiary	-	100,654
Accounts receivable, inventory, and promissory note receivable	-	215,539
Capital assets	184,443	149,810
Right of use assets and lease liabilities	110,287	5,649
Warranty provision	557,217	307,571
Other carryforward balances	94,199	2,315
Share issue costs	413,177	567,382
Unrecognized deferred tax assets	(11,863,970)	(9,974,043)
Net deferred income tax asset	$-	$-